Stockholders' Equity - Additional Information (Detail) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Aug. 13, 2020	Jun. 30, 2020	Dec. 31, 2019
GS Acquisition Holdings Corp II [Member]
Equity [Line Items]
Preferred stock, shares authorized	5,000,000	5,000,000			5,000,000
Preferred stock, shares issued	0	0			0
Preferred stock, shares outstanding	0	0			0
Common Class A [Member]
Equity [Line Items]
Common stock, shares authorized	3,000,000			3,000,000
Common stock, shares issued	1,483,795			1,483,795
Common stock, shares outstanding	1,483,795			1,483,795
Common Class A [Member] | GS Acquisition Holdings Corp II [Member]
Equity [Line Items]
Common stock, shares authorized	500,000,000	500,000,000			500,000,000
Common stock, shares issued		75,000,000
Shares subject to possible redemption, classified outside of permanent equity	75,000,000	75,000,000
Warrants Issued	18,750,000	18,750,000
Common Class A [Member] | Shares Subject To Possible Redemption [Member] | GS Acquisition Holdings Corp II [Member]
Equity [Line Items]
Common stock, shares issued	75,000,000
Common stock, shares outstanding	75,000,000	75,000,000
Common Class B [Member]
Equity [Line Items]
Common stock, shares authorized	7,000,000			7,000,000
Common stock, shares issued	5,353,970			5,353,970
Common stock, shares outstanding	5,353,970			5,353,970
Common Class B [Member] | GS Acquisition Holdings Corp II [Member]
Equity [Line Items]
Common stock, shares authorized	50,000,000	50,000,000			50,000,000
Common stock, shares issued	18,750,000	18,750,000			20,125,000
Common stock, shares outstanding	18,750,000	18,750,000	18,750,000		20,125,000
Common Class B [Member] | Shares Subject To Possible Redemption [Member] | GS Acquisition Holdings Corp II [Member]
Equity [Line Items]
Common stock, shares issued	18,750,000
Common stock, shares outstanding		18,750,000